Convertible Debt and Promissory Notes- ReShape - Schedule of Risk Free Rate as at the Valuation Date (Details) - Level 3 [Member]	Jun. 30, 2025	Dec. 31, 2024
Adjusted Interest rate [Member] | Minimum [Member]
Schedule of Risk Free Rate as at the Valuation Date [Line Items]
Debt Instrument, Measurement Input	4.41	4.16
Adjusted Interest rate [Member] | Maximum [Member]
Schedule of Risk Free Rate as at the Valuation Date [Line Items]
Debt Instrument, Measurement Input	4.45	4.4
Time to Financing Date [Member] | Minimum [Member]
Schedule of Risk Free Rate as at the Valuation Date [Line Items]
Debt Instrument, Measurement Input	1	6
Time to Financing Date [Member] | Maximum [Member]
Schedule of Risk Free Rate as at the Valuation Date [Line Items]
Debt Instrument, Measurement Input	3	8